1933 Act File No. 33-12322
                                                   1940 Act File No. 811-5035

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          X
                                                               ------

     Pre-Effective Amendment No.         .....................

     Post-Effective Amendment No.   21   .....................   X
                                  -------                      ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

     Amendment No.    16    ....................................  X
                   ---------                                    ------

                   FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire

                            Federated Investors Tower

                               1001 Liberty Avenue

                       Pittsburgh, Pennsylvania 15222-3779

                     (Name and Address of Agent for Service)

                (Notice should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on February 28, 1999, pursuant to paragraph (b)

    60 days after filing pursuant to paragraph (a) (i) on February 28, 1999 pursuant to paragraph (a)(i) 75 days after filing pursuant to paragraph
    (a)(ii) on _________________ pursuant to paragraph (a)(i) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:

Matthew G. Maloney, Esquire
Dickstein, Shapiro & Morin, LLP

2101 L Street, N.W.
Washington, D.C.  20037

PROSPECTUS

Federated Short-Term U.S. Government Trust

A money market mutual fund seeking high current income consistent with stability of principal and liquidity by investing only in a portfolio of short-term U.S. government securities maturing in 13 months or less.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

FEBRUARY 28, 1999

CONTENTS


Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities

in Which the Fund Invests?  4

What are the Specific Risks of Investing in the Fund?  5

What do Shares Cost?  5

How is the Fund Sold?  5

How to Purchase Shares  5

How to Redeem Shares  6

Account and Share Information  8

Who Manages the Fund?  9

Financial Information  10

Report of Independent Public Accountants  20



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund's investment objective is high current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a portfolio of U.S. Treasury and government agency securities maturing in 13 months or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND? Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

[Graphic]



The bar chart shows the variability of the Fund's actual total returns on a yearly basis.

The Fund does not impose a sales charge (load). Hence, the total returns displayed above are based upon the net asset value.

7-Day Net Yield as of 12/31/98 was 4.63%.



Within the period shown in the Chart, the Fund's highest quarterly return was 2.34% (quarter ended June 30, 1989). Its lowest quarterly return was 0.72% (quarter ended June 30, 1993).

CALENDAR PERIOD   FUND
1 Year            5.16%
5 Year            5.04%
10 Year           5.49%



Investors may call the Fund to acquire the current 7-Day Net Yield by calling 1-800-341-7400.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



SHAREHOLDER
FEES


Fees Paid Directly From Your
Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a

percentage of offering price)                                                None
Maximum Deferred Sales Charge (Load) (as a percentage
of
original
purchase
price or redemption proceeds, as applicable)                                 None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends
(and other
Distributions)
(as a percentage of offering price)                                          None
Redemption Fee (as a percentage of amount redeemed,
if
applicable)                                                                  None
Exchange Fee                                                                 None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1 Expenses That are Deducted
From Fund Assets (as percentage of average net assets)

Management Fee 2                                                             0.40%
Distribution (12b-1) Fee                                                     None
Shareholder Services Fee 3                                                   0.25%
Other Expenses                                                               0.14%
Total Annual Fund Operating Expenses                                         0.79%

1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are described below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 1998.

 Waiver of Fund Expenses                                                     0.33%
 Total Actual Annual Fund Operating Expenses (after waivers)                 0.46%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.27% for the year ended December 31, 1998.

3 The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was 0.05% for the year ended December
31, 1998.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year     $ 81
3 Years    $252
5 Years    $439
10 Years   $978



What are the Fund's Investment Strategies?

The Fund invests in a portfolio of U.S. Treasury and government agency securities maturing in 13 months or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The average maturity of the Fund's portfolio will be 90 days or less.

The Adviser targets an average portfolio maturity range by assessing likely movements in interest rates based upon general economic and market conditions. The Adviser generally shortens the portfolio's average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to lengthen or shorten the portfolio's average maturity by comparing the returns currently offered by different investments to their historical and expected returns.



What are the Principal Securities in Which the Fund Invests?


U.S. Treasury and government agency securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. The Fund invests primarily in the following types of U.S. government securities:

TREASURY SECURITIES are direct obligations of the federal government of the United States.

AGENCY SECURITIES are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.



REPURCHASE AGREEMENTS are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return for the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

What are the Specific Risks of Investing in the Fund?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a U.S. government money market fund are described below.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

What do Shares Cost?



You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV).



The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?



The Fund's Distributor markets the Shares described in this prospectus to institutional investors such as banks, fiduciaries, custodians of public funds, and similiar institutional investors such as corporations, unions, hospitals, insurance companies, and municipalities, or to individuals directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

*  Establish an account with the investment professional; and



* Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time.) You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time.) You will become the owner of Shares and receive dividends when the Fund receives your payment.



Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

*  Send your payment to the Fund by Federal Reserve wire or check.



You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.



BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number, or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

*  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND
BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 3:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

*  Fund Name and Share Class, account number and account registration;

*  amount to be redeemed; and

*  signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last thirty days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

*  to allow your purchase to clear;

*  during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS
TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information



ACCOUNT ACTIVITY



You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.



The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, non- retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION



The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Research. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



ADVISORY FEES



The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this Prospectus.

Financial Highlights

(For a share outstanding throughout each period)

Reference is made to the Report of Independent Public Accountants on page 20.



YEAR ENDED DECEMBER 31                         1998         1997         1996         1995         1994
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                          0.05         0.05         0.05         0.06         0.04
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.05)       (0.05)       (0.05)       (0.06)       (0.04)
NET ASSET VALUE, END OF PERIOD               $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 1                                 5.16%        5.24%        5.10%        5.72%        3.99%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                       0.46%        0.46%        0.46%        0.46%        0.45%
Net investment income                          5.04%        5.10%        4.99%        5.57%        3.89%
Expense waiver 2                               0.33%        0.33%        0.33%        0.32%        0.11%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)    $350,019     $489,292     $609,589     $773,851     $977,106


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments


December 31, 1998



PRINCIPAL

AMOUNT                                                                                 VALUE

                 SHORT-TERM OBLIGATIONS-55.1%

 $   2,500,000   Federal Farm Credit Bank Note, 5.500%, 4/1/1999                   $   2,499,155
    29,000,000 1 Federal Home Loan Bank System Floating Rate Notes, 4.800% -
                 5.133%, 1/5/1999 - 3/1/1999                                          28,992,113
     8,200,000   Federal Home Loan Bank System Notes, 5.080% - 5.705%,
                 3/26/1999 - 11/9/1999                                                 8,198,236
    28,878,000 2 Federal Home Loan Mortgage Corp. Discount Notes, 4.890% -
                 5.090%, 1/29/1999 - 3/15/1999                                        28,671,388
    15,000,000 1 Federal Home Loan Mortgage Corp. Floating Rate Notes, 5.182%
                 - 5.361%, 1/19/1999 - 2/17/1999                                      14,993,950
     6,500,000   Federal Home Loan Mortgage Corp. Notes, 5.544% - 5.605%,
                 3/12/1999 - 8/13/1999                                                 6,498,376
    69,700,000 2 Federal National Mortgage Association Discount Notes, 4.400%
                 - 5.160%,

                 1/15/1999 - 7/30/1999                                                68,647,970
    17,000,000 1 Federal National Mortgage Association Floating Rate Notes,
                 5.021% - 5.334%, 1/5/1999 - 2/28/1999                                16,996,770
    10,500,000   Federal National Mortgage Association Notes, 4.780% -
                 5.650%,

                 2/19/1999 - 11/30/1999                                               10,496,133
     5,000,000 1 Student Loan Marketing Association Floating Rate Notes,
                 5.090% - 5.388%, 1/5/1999                                             4,997,860
     2,000,000   Student Loan Marketing Association Notes, 5.580%, 3/11/1999           1,999,919
                 TOTAL SHORT-TERM OBLIGATIONS                                        192,991,870
                 REPURCHASE AGREEMENTS-45.6% 3

    10,000,000   ABN AMRO Chicago Corp., 5.100%, dated 12/31/1998, due

                 1/4/1999                                                             10,000,000
    10,000,000   Bankers Trust Corp., 5.100%, dated 12/31/1998, due 1/4/1999          10,000,000
     8,700,000   Deutsche Bank Government Securities, Inc., 4.875%, dated

                 12/31/1998, due 1/4/1999                                              8,700,000
     9,000,000 4 Goldman Sachs Group, LP, 5.190%, dated 10/8/1998, due
                 1/6/1999                                                              9,000,000

    11,000,000 4 J.P. Morgan & Co., Inc., 5.150%, dated 10/15/1998, due

                 1/13/1999                                                            11,000,000

     5,000,000 4 J.P. Morgan & Co., Inc., 5.150%, dated 11/2/1998, due

                 1/6/1999                                                              5,000,000

PRINCIPAL

AMOUNT                                                                                  VALUE

                 REPURCHASE AGREEMENTS-continued 3

 $  16,000,000 4 Morgan Stanley Group, Inc., 4.860%, dated 10/15/1998, due
                 1/14/1999                                                        $   16,000,000
    15,000,000   Nationsbanc Montgomery Securities, Inc., 5.100%, dated

                 12/31/1998, due 1/4/1999                                             15,000,000
    75,000,000   PaineWebber Group, Inc., 5.100%, dated 12/31/1998, due
                 1/4/1999                                                             75,000,000
                 TOTAL REPURCHASE AGREEMENTS                                         159,700,000
                 TOTAL INVESTMENTS (AT AMORTIZED COST) 5                           $ 352,691,870

1 Current rate and next reset date shown.

2 Each issue shows the rate of discount at the time of purchase.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($350,018,926) at December 31, 1998.



The following acronym is used throughout this portfolio:

LP -Limited Partnership

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities


December 31, 1998


ASSETS:
Investments in repurchase agreements                              $ 159,700,000
Investments in securities                                           192,991,870
Total investments in securities, at amortized cost and value                        $ 352,691,870
Cash                                                                                       86,750
Income receivable                                                                       1,293,202
Receivable for shares sold                                                                 73,280
Total assets                                                                          354,145,102
LIABILITIES:

Payable for investments purchased                                     2,998,530
Payable for shares redeemed                                             129,665
Income distribution payable                                             935,837
Accrued expenses                                                         62,144
Total liabilities                                                                       4,126,176
Net Assets for 350,018,926 shares outstanding                                       $ 350,018,926
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
$350,018,926 / 350,018,926 shares outstanding                                               $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations



Year Ended December 31, 1998


INVESTMENT INCOME:
Interest                                                                                         $ 20,682,938
EXPENSES:

Investment advisory fee                                                       $  1,502,252
Administrative personnel and services fee                                          283,175
Custodian fees                                                                      19,800
Transfer and dividend disbursing agent fees and expenses                            67,846
Directors'/Trustees' fees                                                           13,597
Auditing fees                                                                       13,192
Legal fees                                                                          10,176
Portfolio accounting fees                                                           69,746
Shareholder services fee                                                           938,907
Share registration costs                                                            22,448
Printing and postage                                                                 8,707
Insurance premiums                                                                   5,479
Miscellaneous                                                                        8,704
Total expenses                                                                   2,964,029
WAIVERS-
Waiver of investment advisory fee                            $  (468,786)
Waiver of shareholder services fee                                                (751,126)
Total waivers                                                                   (1,219,912)
Net expenses                                                                                        1,744,117
Net investment income                                                                            $ 18,938,821

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



YEAR ENDED DECEMBER 31                                                    1998                     1997
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:

Net investment income                                            $     18,938,821       $     26,938,415
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                              (18,938,821)           (26,938,415)
SHARE TRANSACTIONS:

Proceeds from sale of shares                                        1,340,144,670          1,781,376,018
Net asset value of shares issued to shareholders in payment
of distributions declared                                               5,415,142              7,242,227
Cost of shares redeemed                                            (1,484,833,055)        (1,908,915,031)
Change in net assets resulting from share transactions               (139,273,243)          (120,296,786)
Change in net assets                                                 (139,273,243)          (120,296,786)
NET ASSETS:

Beginning of period                                                   489,292,169            609,588,955
End of period                                                    $    350,018,926       $    489,292,169



See Notes which are an integral part of the Financial Statements

Notes to Financial Statements
December 31, 1998

ORGANIZATION

Federated Short-Term U.S. Government Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The investment objective of the Fund is high current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At December 31, 1998, capital paid-in aggregated $350,018,926. Transactions in shares were as follows:


YEAR ENDED DECEMBER 31                                             1998                1997
Shares sold                                                   1,340,144,670      1,781,376,018
Shares issued to shareholders in payment of distributions

declared                                                          5,415,142          7,242,227
Shares redeemed                                              (1,484,833,055)    (1,908,915,031)
Net change resulting from share transactions                   (139,273,243)      (120,296,786)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Research, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES FServ, through its subsidiary, FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Independent Public Accountants

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST:

We have audited the accompanying statement of assets and liabilities of Federated Short-Term U.S. Government Trust (a Massachusetts business trust), including the schedule of portfolio of investments, as of December 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and brokers. As to confirmation replies not received, we carried out other alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term U.S. Government Trust as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Arthur Andersen LLP
Boston, Massachusetts
February 22, 1999

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PROSPECTUS

Federated Short-Term U.S. Government Trust

February 28, 1999



A Statement of Additional Information (SAI) dated February 28, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's semi-annual report to shareholders as they become available. To obtain the SAI, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

 [Graphic]
 Trust

 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

 Investment Company Act File No. 811-5035

Cusip 313905101

8020102A (2/99)

[Graphic]

 STATEMENT OF ADDITIONAL INFORMATION

Federated Short-Term U.S. Government Trust

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Short-Term U.S. Government Trust dated February 28, 1999.

Obtain the prospectus without charge by calling 1-800-341-7400.

FEBRUARY 28, 1999



 [Graphic]

Federated Short-Term U.S. Government Trust

 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

 8020102B (2/99)



 Federated is a registered mark of Federated Investors, Inc.
 1999 (C)Federated Investors, Inc.

 [Graphic]

CONTENTS



How is the Fund Organized?  1

Securities in Which the Fund Invests  1

How is the Fund Sold?  4

Subaccounting Services  4

Redemption in Kind  4

Massachusetts Partnership Law  4

Account and Share Information  5

Tax Information  5

Who Manages and Provides Services to the Fund?  5

How Does the Fund Measure Performance?  8

Who is Federated Investors, Inc.?  9

Addresses  11



How is the Fund Organized?



The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on February 2, 1987. The Fund's investment adviser is Federated Research

(Adviser).



Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES



FIXED INCOME SECURITIES



Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risk.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risk, but not as low as Treasury securities.



The Fund treats mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.



MORTGAGE BACKED SECURITIES



Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.



ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind, or PIK, securities.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risk. In addition, reverse repurchase agreements create leverage risk because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to market risks and credit risks.



ASSET COVERAGE

In order to secure its obligations in connection with when-issued and delayed-delivery transactions, the Fund will "cover" such transactions, as required under applicable interpretations of the Securities and Exchange Commission (SEC), either by owning the underlying securities; entering into an offsetting transaction; or segregating, earmarking, or depositing into an escrow account readily marketable securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts. As a result, use of these instruments will impede the Fund's ability to freely trade the assets being used to cover them, which could result in harm to the Fund.



INVESTMENT RISKS

There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

INVESTMENT RISKS

CREDIT RISK

* Credit risk is the possibility that an issuer will default (fails to repay interest and principal when due). If an issuer defaults, the Fund may lose money. Money market funds try to minimize this risk by purchasing higher quality securities.



* Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.



MARKET RISK

* Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

* Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

LEVERAGE RISK

* Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

PREPAYMENT RISKS



* Generally, homeowners have the options to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage-backed securities with lower interest rates. As a result, increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage-backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than most other types of fixed-income securities with comparable credit risks.



INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN



The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchase and sales of securities.



ISSUING SENIOR SECURITIES AND BORROWING MONEY



The Fund will not issue senior securities. The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any such borrowings would not be collateralized.



PLEDGING ASSETS



The Fund will not pledge securities except that it may enter into reverse repurchase agreements permitted by its investment objective and policies.



LENDING CASH OR SECURITIES



The Fund will not lend any assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing or holding U.S. government securities, including repurchase agreements, permitted by its investment objective and policies.



ACQUIRING SECURITIES



The Fund will not acquire the voting securities of any issuer, except as a part of a merger, consolidation, reorganization, or acquisition of assets.



THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES" AS DEFINED BY THE INVESTMENT COMPANY ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

INVESTING IN COMMODITIES



The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.



INVESTING IN REAL ESTATE



The Fund will not purchase or sell real estate.



UNDERWRITING



The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.



CONCENTRATION OF INVESTMENTS



The Fund will not invest 25% or more of the value of its total assets in any one industry. However, the Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States, or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities. The U.S. government is not considered to be an industry.



DIVERSIFICATION OF INVESTMENTS



With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States, or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.



INVESTING IN ILLIQUID SECURITIES



The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Trustees and repurchase agreements providing for settlement in more than seven days after notice.



INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES



The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.



INVESTING FOR CONTROL



The Fund will not invest in securities of a company for the purpose of exercising control or management.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.



REGULATORY COMPLIANCE



The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.



DETERMINING MARKET VALUE OF SECURITIES



The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the SEC under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the NAV per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the NAV per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.



How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution- related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares.



As of February 8, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: ISTCO, Union Planters Bank, Belleville, IL owned approximately 31,541,689 (8.64%), UNATCO, First Midwest Trust Co., Joliet, IL owned approximately 27,542,110 shares (7.55%), ONEDUN, First American Bank owned approximately 26,941,224 shares (7.38%) and Friedmar & Co., Mechanics Bank, Richmond, CA, owned approximately 24,712,363 shares (6.77%).



Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Fund, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Fund for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Federated Fund Complex includes 56 funds whose investment adviser is affiliated with the Fund's Adviser.



As of February 8, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.



An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



NAME                                                                                                        Total
BIRTHDATE                                                                                      Aggregate    Compensation
ADDRESS                       Principal Occupations                                            Compensation From Fund and
POSITION WITH FUND            for Past 5 Years                                                 From Fund    Fund Complex
JOHN F. DONAHUE*+             Chief Executive Officer and Director or Trustee of the           $0           $0 for the Fund and
Birthdate: July 28, 1924      Federated Fund Complex; Chairman and Director, Federated                      54 other investment
Federated Investors Tower     Investors, Inc.; Chairman and Trustee, Federated Advisers,                    companies in the
1001 Liberty Avenue           Federated Management, and Federated Research; Chairman and                    Fund Complex
Pittsburgh, PA                Director, Federated Research Corp., and Federated Global
CHAIRMAN AND TRUSTEE          Research Corp.; Chairman, Passport Research, Ltd.

THOMAS G. BIGLEY              Director or Trustee of the Federated Fund Complex; Director,     $1,301.63    $113,860.22 for the
Birthdate: February 3, 1934   Member of Executive Committee, Children's Hospital of                         Fund and 54 other
15 Old Timber Trail           Pittsburgh; formerly: Senior Partner, Ernst & Young LLP;                      investment companies
Pittsburgh, PA                Director, Committee, University of Pittsburgh.                                in the Fund Complex
TRUSTEE

JOHN T. CONROY, JR.           Director or Trustee of the Federated Fund Complex;               $1,432.03    $125,264.48 for the
Birthdate: June 23, 1937      President, Investment Properties Corporation; Senior Vice                     Fund and 54 other
Wood/IPC Commercial Dept.     President, John R. Wood and Associates, Inc., Realtors;                       investment companies

John R. Wood Associates,

Inc. Realtors                 Partner or Trustee in private real estate ventures in                         in the Fund Complex
3255 Tamiami Trial North

Naples, FL                    Southwest Florida; formerly: President, Naples Property
TRUSTEE                       Management, Inc. and Northgate Village

                              Development Corporation.

WILLIAM J. COPELAND           Director or Trustee of the Federated Fund Complex; Director      $1,432.03    $125,264.48 for the
Birthdate: July 4, 1918       and Member of the Executive Committee, Michael Baker, Inc.;                   Fund and 54 other
One PNC Plaza-23rd Floor      formerly: Vice Chairman and Director, PNC Bank, N.A., and                     investment companies
Pittsburgh, PA                PNC Bank Corp.; Director, Ryan Homes, Inc.                                    in the Fund Complex
TRUSTEE                       Previous Positions: Director, United Refinery; Director,
                              Forbes Fund; Chairman, Pittsburgh Foundation; Chairman,
                              Pittsburgh Civic Light Opera.


NAME                                                                                                        Total
BIRTHDATE                                                                                      Aggregate    Compensation
ADDRESS                       Principal Occupations                                            Compensation From Fund and
POSITION WITH FUND            for Past 5 Years                                                 From Fund    Fund Complex
JAMES E. DOWD, ESQ.           Director or Trustee of the Federated Fund Complex; Attorney-     $1,432.03    $125,264.48 for the
Birthdate: May 18, 1922       at-law; Director, The Emerging Germany Fund, Inc.                             Fund and 54 other
571 Hayward Mill Road         Previous Positions: President, Boston Stock Exchange, Inc.;                   investment companies
Concord, MA                   Regional Administrator, United States Securities and                          in the Fund Complex
TRUSTEE                       Exchange Commission.

LAWRENCE D. ELLIS, M.D.*      Director or Trustee of the Federated Fund Complex; Professor     $1,301.63    $113,860.22 for the
Birthdate: October 11, 1932   of Medicine, University of Pittsburgh; Medical Director,                      Fund and 54 other
3471 Fifth Avenue             University of Pittsburgh Medical Center-Downtown;                             investment companies
Suite 1111                    Hematologist, Oncologist, and Internist, University of                        in the Fund Complex
Pittsburgh, PA                Pittsburgh Medical Center; Member, National Board of
TRUSTEE                       Trustees, Leukemia Society of America.

EDWARD L. FLAHERTY, JR., ESQ. Director or Trustee of the Federated Fund Complex; Attorney      $1,432.03    $125,264.48 for the
Birthdate: June 18, 1924      of Counsel, Miller, Ament, Henny & Kochuba; Director                          Fund and 54 other
Miller, Ament, Henny & Kochub Emeritus, Eat'N Park Restaurants, Inc.; formerly: Counsel,                    investment companies
205 Ross Street               Horizon Financial, F.A., Western Region; Partner, Meyer and                   in the Fund Complex

Pittsburgh, PA                Flaherty.

TRUSTEE

PETER E. MADDEN               Director or Trustee of the Federated Fund Complex; formerly:     $1,301.63    $113,860.22 for the
Birthdate: March 16, 1942     Representative, Commonwealth of Massachusetts General Court;                  Fund and 54 other
One Royal Palm Way            President, State Street Bank and Trust Company and State                      investment companies
100 Royal Palm Way            Street Corporation.                                                           In the Fund Complex
Palm Beach, FL                Previous Positions: Director, VISA USA and VISA
TRUSTEE                       International; Chairman and Director, Massachusetts Bankers

                              Association; Director, Depository Trust Corporation.

JOHN E. MURRAY, JR., J.D., S. Director or Trustee of the Federated Fund Complex;               $1,301.63    $113,860.22 for the
Birthdate: December 20, 1932  President, Law Professor, Duquesne University; Consulting                     Fund and 54 other
President, Duquesne Universit Partner, Mollica & Murray.                                                    Investment companies
Pittsburgh, PA                Previous Positions: Dean and Professor of Law, University of                  in the Fund Complex

TRUSTEE                       Pittsburgh School of Law; Dean and Professor of Law,
                              Villanova University School of Law.

WESLEY W. POSVAR              Director or Trustee of the Federated Fund Complex;               $1,301.63    $113,860.22 for the
Birthdate: September 14, 1925 President, World Society of Ekistics (metropolitan                            Fund and 54 other
1202 Cathedral of Learning    planning), Athens; Professor, International Politics;                         investment companies
University of Pittsburgh      Management Consultant; Trustee, Carnegie Endowment for                        in the Fund Complex
Pittsburgh, PA                International Peace, RAND Corporation, Online Computer
TRUSTEE                       Library Center, Inc., National Defense University and
                              U.S. Space Foundation; President Emeritus, University of
                              Pittsburgh; Founding Chairman, National Advisory Council for
                              Environmental Policy and Technology, Federal Emergency
                              Management Advisory Board; Trustee, Czech Management Center,

                              Prague.

                              Previous Positions: Professor, United States Military
                              Academy; Professor, United States Air Force Academy.

MARJORIE P. SMUTS             Director or Trustee of the Federated Fund Complex; Public        $1,301.63    $113,860.22 for the
Birthdate: June 21, 1935      Relations/Marketing/Conference Planning.                                      Fund and 54 other
4905 Bayard Street            Previous Positions: National Spokesperson, Aluminum Company                   investment companies
Pittsburgh, PA                of America; business owner.                                                   in the Fund Complex
TRUSTEE

GLEN R. JOHNSON*              Trustee, Federated Investors, Inc.; staff member, Federated             $0    $0 for the Fund and
Birthdate: May 2, 1929        Securities Corp.                                                              8 other investment
Federated Investors Tower                                                                                   companies in the
1001 Liberty Avenue                                                                                         Fund Complex

Pittsburgh, PA

PRESIDENT AND TRUSTEE

J. CHRISTOPHER DONAHUE+       President or Executive Vice President of the Federated Fund             $0    $0 for the Fund and
Birthdate: April 11, 1949     Complex; Director or Trustee of some of the Funds in the                      16 other investment
Federated Investors Tower     Federated Fund Complex; President and Director, Federated                     companies in the
1001 Liberty Avenue           Investors, Inc.; President and Trustee, Federated Advisers,                   Fund Complex
Pittsburgh, PA                Federated Management, and Federated Research; President and
EXECUTIVE VICE PRESIDENT      Director, Federated Research Corp. and Federated Global
                              Research Corp.; President, Passport Research, Ltd.; Trustee,
                              Federated Shareholder Services Company; Director, Federated

                              Services Company.


NAME                                                                                                        Total
BIRTHDATE                                                                                      Aggregate    Compensation
ADDRESS                       Principal Occupations                                            Compensation From Fund and
POSITION WITH FUND            for Past 5 Years                                                 From Fund    Fund Complex
EDWARD C. GONZALES            Trustee or Director of some of the Funds in the Federated                  $0 $0 for the Fund and
Birthdate: October 22, 1930   Fund Complex; President, Executive Vice President and                         1 other investment
Federated Investors Tower     Treasurer of some of the Funds in the Federated Fund Complex;                 company in the
1001 Liberty Avenue           Vice Chairman, Federated Investors, Inc.; Vice President,                     Fund Complex
Pittsburgh, PA                Federated Advisers, Federated Management, Federated
EXECUTIVE VICE PRESIDENT      Research, Federated Research Corp., Federated Global
                              Research Corp. and Passport Research, Ltd.; Executive Vice
                              President and Director, Federated Securities Corp.; Trustee,
                              Federated Shareholder Services Company.

JOHN W. MCGONIGLE             Executive Vice President and Secretary of the Federated Fund               $0 $0 for the Fund and
Birthdate: October 26, 1938   Complex; Executive Vice President, Secretary, and Director,                   54 other investment
Federated Investors Tower     Federated Investors, Inc.; Trustee, Federated Advisers,                       companies in the
1001 Liberty Avenue           Federated Management, and Federated Research; Director,                       Fund Complex
Pittsburgh, PA                Federated Research Corp. and Federated Global Research
EXECUTIVE VICE PRESIDENT      Corp.; Director, Federated Services Company; Director,
AND SECRETARY                 Federated Securities Corp.

RICHARD J. THOMAS             Treasurer of the Federated Fund Complex; Vice President-                   $0 $0 for the Fund and
Birthdate: June 17, 1954      Funds Financial Services Division, Federated Investors,                       54 other investment
Federated Investors Tower     Inc.; Formerly: various management positions within Funds                     companies in the
1001 Liberty Avenue           Financial Services Division of Federated Investors, Inc.                      Fund Complex
Pittsburgh, PA

TREASURER

RICHARD B. FISHER             President or Vice President of some of the Funds in the                    $0 $0 for the Fund and
Birthdate: May 17, 1923       Federated Fund Complex; Director or Trustee of some of the                    6 other investment
Federated Investors Tower     Funds in the Federated Fund Complex; Executive Vice                           companies in the
1001 Liberty Avenue           President, Federated Investors, Inc.; Chairman and Director,                  Fund Complex
Pittsburgh, PA                Federated Securities Corp.

VICE PRESIDENT

WILLIAM D. DAWSON, III        Chief Investment Officer of this Fund and various other                    $0 $0 for the Fund and
Birthdate: March 3, 1949      Funds in the Federated Fund Complex; Executive Vice                           41 other investment
Federated Investors Tower     President, Federated Investment Counseling, Federated Global                  companies in the
1001 Liberty Avenue           Research Corp., Federated Advisers, Federated Management,                     Fund Complex
Pittsburgh, PA                Federated Research, and Passport Research, Ltd.; Registered
CHIEF INVESTMENT OFFICER      Representative, Federated Securities Corp.; Portfolio
                              Manager, Federated Administrative Services; Vice President,
                              Federated Investors, Inc.; Formerly: Executive Vice
                              President and Senior Vice President, Federated Investment
                              Counseling Institutional Portfolio Management Services
                              Division; Senior Vice President, Federated Research Corp.,
                              Federated Advisers, Federated Management, Federated
                              Research, and Passport Research, Ltd.

SUSAN R. HILL                 Susan R. Hill is the Vice President of the Fund. Ms. Hill                  $0 $0 for the Fund and
Birthdate: June 20, 1963      joined Federated in 1990 and has been a Portfolio Manager                     9 other investment
Federated Investors Tower     since 1993 and a Vice President of the Fund's Adviser since                   companies in the
1001 Liberty Avenue           1997. Ms. Hill was a Portfolio Manager and an Assistant Vice                  Fund Complex
Pittsburgh, PA                President of the Adviser from 1994 until 1997. Ms. Hill is a
VICE PRESIDENT                Chartered Financial Analyst and received an M.S. in
                              Industrial Administration from Carnegie Mellon University.


+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

* Information is furnished for the fiscal year ended December 31, 1998.



# The aggregate compensation is provided for the Trust which is comprised of one portfolio.

++ The information is provided for the last calendar year.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.



The Adviser is a wholly owned subsidiary of Federated.



The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:



MAXIMUM              AVERAGE AGGREGATE DAILY
ADMINISTRATIVE FEE   NET ASSETS OF THE FEDERATED FUNDS


0.150 of 1%          on the first $250 million
0.125 of 1%          on the next $250 million
0.100 of 1%          on the next $250 million
0.075 of 1%          on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.



Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets, plus out-of-pocket expenses.



CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP, Boston, MA is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES





FOR THE YEAR ENDED DECEMBER 31   1998         1997         1996
Advisory Fee Earned              $1,502,252   $2,113,857   $2,431,793
Advisory Fee Reduction             $468,786     $666,937     $775,483
Administrative Fee                 $283,175     $398,950     $459,537
Shareholder Services Fee           $187,781            - -




How Does the Fund Measure Performance?



The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.



Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD



Total returns given for the one-year, five-year and ten-year periods ended December 31, 1998.

Yield and Effective Yield given for the seven-day period ended December 31, 1998.



                  7-DAY PERIOD   1 YEAR   5 YEARS   10 YEARS
Total Return                     5.16     5.04      5.49

Yield             4.63
Effective Yield   4.74




TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD



The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base-period return; and multiplying the base-period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result.



To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs, and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging, and systematic investment;

* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LIPPER ANALYTICAL SERVICES, INC.

Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

IBC/DONOGHUE'S MONEY FUND REPORT



IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.



MONEY



Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.



Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS



In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.



EQUITY FUNDS



In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index, and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.



CORPORATE BOND FUNDS



In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.



GOVERNMENT FUNDS



In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/agency, and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion, and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.



MONEY MARKET FUNDS



In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime, and 23 municipal with assets approximating $41.6 billion, $22.8 billion, and $12.5 billion, respectively.



The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET



Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.



FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Addresses

FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Research
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP
225 Franklin Street
Boston, MA 02110-2812

PART C.      OTHER INFORMATION.

Item 23.       EXHIBITS:

                       (a) Conformed copy of Declaration of Trust of the Registrant; (3) (b) Copy of By-Laws of the Registrant;
                       (1)

                             (i)     Copy of Amendment No. 1 to By-Laws; (2)
                             (ii)    Copy of Amendment No. 2 to By-Laws; (2)
                             (iii)   Copy of Amendment No. 3 to By-Laws; (8)
                             (iv)    Copy of Amendment No. 4 to By-Laws; (8)
                             (v)     Copy of Amendment No. 5 to By-laws; (9)
                             (vi)    Copy of Amendment No. 6 to By-Laws; (9)
                             (vii)   Copy of Amendment No. 7 to By-Laws; (9)
                       (c) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (2) (d) Conformed copy of Investment Advisory Contract of the Registrant; (5) (e)
                       (i) Conformed Copy of Distributors Contract of the Registrant; (5)

                             (ii) The Registrant hereby incorporates the Conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995 (File Numbers 33-38550 and 811-6269); (7)

+       All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed March 4, 1987. (File Nos. 33-12322 and 811-5035)

2. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 1 on Form N-1A filed October 22, 1987. (File Nos. 33-12322 and 811-5035)

3.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed April 10, 1987. (File Nos. 33-12322 and 811-5035)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed December 22, 1989. (File Nos. 33-12322 and 811-5035)

7. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 14 on Form N-1A filed February 24, 1995. (File Nos. 33-12322 and 811-5035)

8. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 19 on Form N-1A filed February 25, 1998. (File Nos. 33-12322 and 811-5035)

9. Response is incorporated by reference to Registrant' Post- Effective Amendment No. 20 on Form N-1A filed December 22, 1999. (File Nos. 33-12322 and 811-5035)








                      (f)    Not applicable;

                      (g) (i) Conformed Copy of the Custodian Agreement of the Registrant; (7) (ii) Conformed Copy of Custody Fee Schedule;(9)

                      (h) (i) Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement; (9) (ii) Conformed copy of the Amended and Restated Shareholder Services Agreement;(9) (iii) The responses described in Item 23(e)(ii) are hereby incorporated by reference;

                      (i)    Not applicable;

                      (j) Conformed copy of Consent of Independent Public Accountants; + (k) Not applicable; (l) Conformed copy of Initial Capital Understanding; (3) (m) Not applicable; (n) Copy of Financial Data Schedule; + (o) Not applicable;

(p)      (i)           Conformed copy of Power of Attorney; (9)
                            (ii)     Conformed Copy of Limited Power of
                                      Attorney; (9)
                            (iii) Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant; +
                            (iv) Conformed copy of Power of Attorney of Treasurer of the Registrant; +







+       All exhibits have been filed electronically.

3.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed April 10, 1987. (File Nos. 33-12322 and 811-5035)

7. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 14 on Form N-1A filed February 24, 1995. (File Nos. 33-12322 and 811-5035)

9. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 20 on Form N-1A filed December 22, 1999. (File Nos. 33-12322 and 811-5035)

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH FUND:

           None

Item 25. INDEMNIFICATION:  (1)

Item 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

           For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

           The remaining Officers of the investment adviser are:

           Executive Vice Presidents:                 William D. Dawson, III
                                                      Henry A. Frantzen
                                                      J. Thomas Madden

           Senior Vice Presidents:                    Joseph M. Balestrino
                                                      Drew J. Collins
                                                      Jonathan C. Conley
                                                      Deborah A. Cunningham
                                                      Mark E. Durbiano
                                                      Sandra L. McInerney
                                                      Susan M. Nason
                                                      Mary Jo Ochson
                                                      Robert J. Ostrowski

           Vice Presidents:                           Todd A. Abraham
                                                      J. Scott Albrecht
                                                      Arthur J. Barry
                                                      Randall S. Bauer
                                                      David A. Briggs
                                                      Micheal W. Casey
                                                      Kenneth J. Cody
                                                      Alexandre de Bethmann
                                                      Michael P. Donnelly
                                                      Linda A. Duessel
                                                      Donald T. Ellenberger
                                                      Kathleen M. Foody-Malus
                                                      Thomas M. Franks
                                                      Edward C. Gonzales
                                                      James E. Grefenstette
                                                      Susan R. Hill
                                                      Stephen A. Keen
                                                      Robert K. Kinsey
                                                      Robert M. Kowit




1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed March 4, 1987. (File Nos. 33-12322 and 811-5035)


                                                      Jeff A. Kozemchak
                                                      Richard J. Lazarchic
                                                      Steven Lehman
                                                      Marian R. Marinack
                                                      Keith J. Sabol
                                                      Frank Semack
                                                      Aash M. Shah
                                                      Christopher Smith
                                                      Tracy P. Stouffer
                                                      Edward J. Tiedge
                                                      Paige M. Wilhelm
                                                      Jolanta M. Wysocka
                                                      Marc Halperin

           Assistant Vice Presidents:                 Nancy J. Belz
                                                      Robert E. Cauley
                                                      Lee R. Cunningham, II
                                                      B. Anthony Delserone, Jr.
                                                      Paul S. Drotch
                                                      Salvatore A. Esposito
                                                      Donna M. Fabiano
                                                      John T. Gentry
                                                      William R. Jamison
                                                      Constantine Kartsonsas
                                                      John C. Kerber
                                                      Grant K. McKay
                                                      Natalie F. Metz
                                                      Joseph M. Natoli
                                                      John Sheehy
                                                      Michael W. Sirianni
                                                      Leonardo A. Vila
                                                      Lori A. Wolff
                                                      Gary Farwell

           Secretary:                                 Stephen A. Keen

           Treasurer:                                 Thomas R. Donahue

           Assistant Secretaries:                     Thomas R. Donahue
                                                      Richard B. Fisher
                                                      Christine I. Newcamp

           Assistant Treasurer:                       Richard B. Fisher

           The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

ITEM 27.       PRINCIPAL UNDERWRITERS:

(a) Federated Securities Corp. the Distributor for shares of the Fund, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal FundsTrust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices
 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT
Richard B. Fisher                   Director, Chairman, Chief              Vice President
Federated Investors Tower           Executive Officer, Chief

1001 Liberty Avenue                 Operating Officer, Asst.
Pittsburgh, PA 15222-3779           Secretary and Asst.

                                    Treasurer, Federated
                                    Securities Corp.

Edward C. Gonzales                  Director, Executive Vice               Executive Vice
Federated Investors Tower           President,                             President

1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Thomas R. Donahue                   Director, Assistant Secretary                --
Federated Investors Tower           and Assistant Treasurer
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                       President-Broker/Dealer,                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                      President-Institutional Sales,               --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                     Executive Vice President                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                       Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                      Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                   Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Keith Nixon                         Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                 Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                  Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis            Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Kevin J. Crenny                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                 Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Beth A. Hetzel                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

J. Michael Miller                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Richard A. Recker                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                         Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

William C. Tustin                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                       Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                        Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Robert M. Rossi                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                   Secretary,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley                       Treasurer,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross                      Assistant Secretary,                         --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

(c) not applicable

Item 28.       LOCATION OF ACCOUNTS AND RECORDS:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                         Federated Investors Tower
                                                   1001 Liberty Avenue
                                                   Pittsburgh, PA  15222-3779

     (Notice should be sent to the Agent for Service at the above address)

                                                   Federated Investors Funds
                                                   5800 Corporate Drive
                                                   Pittsburgh, PA 15237-7000

Federated Shareholder Services Company             Federated Investors Tower
("Transfer Agent, Dividend                         1001 Liberty Avenue
Disbursing Agent and Portfolio                     Pittsburgh, PA 15222-3779

Recordkeeper")

Federated Administrative Services                  Federated Investors Tower

("Administrator")                                  1001 Liberty Avenue
                                                   Pittsburgh, PA  15222-3779

Federated Research                                 Federated Investors Tower
("Adviser")                                        1001 Liberty Avenue

                                                   Pittsburgh, PA  15222-3779

State Street Bank and Trust Company         P.O. Box 8600
("Custodian")                               Boston, MA 02266-8600

Item 29.       MANAGEMENT SERVICES:                Not applicable.

Item 30.       UNDERTAKINGS:

     Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of Special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST, certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 25th day of February, 1999.

                   FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST

                      BY: /s/ Nicholas J. Seitanakis
                      Nicholas J. Seitanakis, Assistant Secretary
                      Attorney in Fact for John F. Donahue

                      February 25, 1999

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

     NAME                                   TITLE                DATE

By:  /s/ Nicholas J. Seitanakis          Attorney In Fact    February 25, 1999
     Nicholas J. Seitanakis              For the Persons
     ASSISTANT SECRETARY                 Listed Below

     NAME                                   TITLE

John F. Donahue*                            Chairman and Trustee
                                            (Chief Executive Officer)

Glen R. Johnson*                            President and Trustee

Richard J. Thomas*                          Treasurer
                                            (Principal Financial and
                                            Accounting Officer)

William D. Dawson III                       (Chief Investment Officer)

Thomas G. Bigley*                           Trustee

John T. Conroy, Jr.*                        Trustee

William J. Copeland*                        Trustee

James E. Dowd*                              Trustee

Lawrence D. Ellis, M.D.*                    Trustee

Edward L. Flaherty, Jr.*                    Trustee

Glen R. Johnson*                            Trustee

Peter E. Madden*                            Trustee

John E. Murray, Jr., J.D., S.J.D.*       Trustee

Wesley W. Posvar*                           Trustee

Marjorie P. Smuts*                          Trustee

* By Power of Attorney